Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011
Shop and office equipment | Minimum
Medical Equipment and Property and Office Equipment
Estimated useful life	3 years
Shop and office equipment | Maximum
Medical Equipment and Property and Office Equipment
Estimated useful life	10 years
Medical Equipment | Minimum
Medical Equipment and Property and Office Equipment
Estimated useful life	4 years
Medical Equipment | Maximum
Medical Equipment and Property and Office Equipment
Estimated useful life	7 years